Reverse Recapitalization (Details) - Schedule of Reverse Recapitalization	Sep. 26, 2024 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Less: payments of transaction costs incurred by ACAC	$ (2,215,896)
Proceeds from the Reverse Recapitalization	19,710,288
Less: non-cash net deficit assumed from ACAC	(21,810,926)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	(2,100,638)
Funds held in ACAC’s trust account [Member]
Schedule of Reverse Recapitalization [Line Items]
Funds held in ACAC’s account	21,627,541
Funds held in ACAC’s operating cash account [Member]
Schedule of Reverse Recapitalization [Line Items]
Funds held in ACAC’s account	$ 298,643